Amounts Due from Related Party, Net (Details) - Schedule of Amounts Due from Related Party - Related Party [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Amounts Due from Related Party, Net (Details) - Schedule of Amounts Due from Related Party [Line Items]
Amounts due from related party	$ 3,985
Less: allowance for expected credit losses	(37)
Total amounts from related party, net	$ 3,858